SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based payment transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant accounting policies [abstract]
Expense recognized for awards that do not ultimately vest for the Group	¥ 0
Equity-settled award, cancelled or modified, in share-based payment transactions	¥ 0	¥ 0	¥ 0